[LOGO]

                                                ANNUAL REPORT, December 31, 2000
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                (800) 622-1386    (301) 657-1510

--------------------------------------------------------------------------------

                                                                January 30, 2001

Dear Shareholders:

The U.S. economy shows signs of slowing. To forestall a slowing economy, the Federal Reserve sharply lowered the federal funds target rate by 100 basis points (100 basis points = 1.0%) in January.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. The Money Market Portfolio had an annualized net investment income of 3.07% of net assets for the year ended December 31, 2000. The Portfolio's average maturity was 65 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of December 31, 2000, Maryland Tax-Free Portfolio assets were $39.5 million. For the year ended December 31, 2000, the Portfolio had an average annual total return of 8.64%. The Portfolio's average maturity for the period was 13.3 years.

For the year ended December 31, 2000, the Virginia Tax-Free Portfolio had an average annual total return of 11.15%, with net assets of $28.9 million. The average maturity was 13.8 years.

                                    OUTLOOK

The economy is moderating and should continue to do so for the balance of the year. With the latest economic data we believe that additional rate decreases by the Federal Reserve are likely. We anticipate that municipal bonds will continue to have attractive after-tax yields when compared to their taxable counterparts.

The three portfolios of Fund for Tax-Free Investors, Inc. adhere to a long-term and conservative investment strategy. Management selects high quality bonds with competitive yields to insure long-term performance. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ Daniel L. O'Connor                         /s/ Richard J. Garvey
Daniel L. O'Connor                             Richard J. Garvey
Chairman                                       President

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO
                               December 31, 2000

                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
ALASKA 3.8%
Anchorage Utility Revenue
Series 1998
  5%, 2/1/01 AAA..............  $  485,000   $   485,359
Matanuska-Susitna Boro AK
General Obligation
  4%, 3/1/01 AAA..............     250,000       250,000
                                             -----------
  State Total.................                   735,359
                                             -----------
ARIZONA 9.2%
Pima County AZ
General Obligation
  5%, 7/1/01 AAA..............   1,000,000     1,003,585
Pima County AZ
Indl Rev - Tucson Elec
Floating Rate Notes
  4.85%, 12/1/22+ A-1+........     800,000       800,000
                                             -----------
  State Total.................                 1,803,585
                                             -----------
COLORADO 2.6%
Pitkin County
Multi Family Housing
Floating Rate Notes
  5%, 12/1/24+ A-1+...........     500,000       500,000
                                             -----------
FLORIDA 1.8%
Florida State College and
University Revenues
  6.7%, 7/1/01^ AAA...........     350,000       361,283
                                             -----------
GEORGIA 4.1%
Georgia State - Series A
General Obligation
  4%, 4/1/01 AAA..............     300,000       299,945
Georgia State - Series E
General Obligation
  4.25%, 2/1/01 AAA...........     500,000       500,122
                                             -----------
  State Total.................                   800,067
                                             -----------
INDIANA 3.6%
Princeton Indiana
Pollution Control Revenue
Floating Rate Notes
  4.95%, 4/1/22+ A-1+.........     700,000       700,000
                                             -----------
IOWA 6.6%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes
  4.85%, 7/1/13+ A-1+.........     700,000       700,000


IOWA (CONTINUED)
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Ottumwa Regional Health Center
Floating Rate Notes
  4.85%, 10/1/06+ A-1+........  $  600,000   $   600,000
                                             -----------
  State Total.................                 1,300,000
                                             -----------
LOUISIANA 1.5%
Louisiana State
Refunding Series A
General Obligation
  7.0%, 5/1/01 AAA............     300,000       302,579
                                             -----------
MARYLAND 7.7%
Baltimore MD
Public Housing Authority
  4.3%, 7/1/01 AAA............     110,000       109,676
Maryland Health and Higher
Education
Loyola College Issue B
Floating Rate Notes
  4.80%, 10/1/13+ AAA.........     600,000       600,000
Maryland Health and Higher
Education
North Arundel Hospital
Floating Rate Notes
  4.85%, 7/1/32+ VMIGI........     500,000       500,000
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  4.60%, 1/1/08+ AAA..........     300,000       300,000
                                             -----------
  State Total.................                 1,509,676
                                             -----------
MASSACHUSETTS 2.6%
Massachusetts State
Construction
Loan - Series A General
Obligation
  6%, 6/1/01^ AA-.............     500,000       503,599
                                             -----------
MICHIGAN 5.2%
Chippewa Valley MI
General Obligation
  6.375%, 5/1/01^ AAA.........   1,000,000     1,013,564
                                             -----------
MINNESOTA 15.7%
Hennepin County MI
Series C General Obligation
Floating Rate Notes
  4.7%,12/1/10+ A-1+..........   1,000,000     1,000,000
Minneapolis General Obligation
Floating Rate Notes
  4.7%,12/1/05+ A-1...........     400,000       400,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)
                               December 31, 2000

MINNESOTA (CONTINUED)
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Minnesota State Higher
Education
Floating Rate Notes
  4.75%, 12/1/24+ VMIG1.......  $  500,000   $   500,000
St. Paul Housing and
Redevelopment
Authority United Way Project
Floating Rate Notes
  4.95%, 12/1/18+ A+..........     500,000       500,000
Waconia Industrial Development
Revenue Floating Rate Notes
  5.15%, 10/1/16+ A-1.........     685,000       685,000
                                             -----------
  State Total.................                 3,085,000
                                             -----------
MONTANA 3.1%
Montana State Health
Floating Rate Notes
  5%, 12/1/15+ AAA............     600,000       600,000
                                             -----------
NEVADA 5.4%
Clark County NV
General Obligation
  6.8%, 6/1/01^ AAA...........     500,000       505,111
Clark County NV
School District Refunding Bond
General Obligation
  4.25%, 6/15/01 AAA..........     550,000       550,229
                                             -----------
  State Total.................                 1,055,340
                                             -----------
NEW YORK 2.0%
New York General
Obligation Floating Rate Notes
  4.95%, 8/15/18+ A-1+........     400,000       400,000
                                             -----------
PENNSYLVANIA 1.6%
Pennsylvania State
Higher Educational Facilities
Revenue Series E
  7%, 6/15/01^ AAA............     300,000       304,153
                                             -----------
RHODE ISLAND 5.2%
Convention Center
Stadium Revenue Series A
  6.65%, 5/15/01^ AAA.........   1,000,000     1,018,049
                                             -----------

TENNESSEE 2.5%
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Knox County Health & Housing
Facilities-Catholic Healthcare
Floating Rate Notes
  4.90%, 12/01/27+ A-1........  $  500,000   $   500,000
                                             -----------
TEXAS 3.6%
Denton, Texas School District
General Obligation
  4%, 8/15/01 AAA.............     700,000       698,709
                                             -----------
VIRGINIA 4.8%
Fairfax County, VA
Public Improvement Series C
General Obligation
  4.6%, 5/1/01 AAA............     700,000       700,905
Fairfax County, VA
Public Improvement Series A
General Obligation
  4.25%, 6/1/01 AAA...........     250,000       250,193
                                             -----------
  State Total.................                   951,098
                                             -----------
TOTAL INVESTMENTS - 92.6%
  (Cost $18,142,061*).....................    18,142,061

RECEIVABLE FOR INVESTMENTS SOLD - 7.6 %        1,500,367
LIABILITIES IN EXCESS OF OTHER ASSETS -
(0.2)%                                           (43,643)
                                             -----------
NET ASSETS 100.0%.........................   $19,598,785
                                             ===========
NET ASSET VALUE PER SHARE
  (Based on 19,598,785 Shares
  Outstanding)............................         $1.00
                                             ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital.........................   $19,598,785
                                             -----------
NET ASSETS                                   $19,598,785
                                             ===========

---------

 +   Daily or Weekly Tender Bond

 ^  Date represents pre-refunded or call date.

 *   Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 2000

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Arlington County General
Obligation
  6%, 8/1/04^ AAA...........  $  500,000   $   539,750
  5.4%, 6/1/13 AAA..........     250,000       259,965
  5.375%, 12/1/16 AAA.......   1,000,000     1,032,850
Brunswick County Industrial
Development Authority
Revenue
  5.5%, 7/1/17 AAA..........   1,000,000     1,034,720
Fairfax City EDA Lease
Revenue
  5.5%, 5/15/18 AA..........   1,000,000     1,024,320
Fairfax County Industrial
Development Authority
Revenue
  5.25%, 8/15/19 AA.........     650,000       628,817
Fairfax County Water
Authority Revenue
  5.8%, 1/1/16 AAA..........     500,000       542,875
  6%, 4/1/22 AAA............     630,000       677,118
Hampton Roads VA Jail
Authority - Series A
  5.5%, 7/1/24 AAA..........     300,000       306,081
Hanover County Virginia
General Obligation
  5.4%, 7/15/16 AA..........   1,000,000     1,031,810
Henrico County Industrial
Development Authority
Revenue
  7.125%, 8/1/05^ AA........     400,000       455,016
Henrico County Water and
Sewer Revenue
  6.25%, 5/1/02^ AA-........     200,000       205,738
  6.25%, 5/1/13 AA-.........     300,000       307,317
Henry County General
Obligation
  8.825%, 11/1/05^ AAA......     200,000       240,098
Leesburg General Obligation
  5.5%, 6/1/05^ AAA.........     500,000       535,470
Loudoun County General
Obligation
  5%, 12/1/18 AA............   1,000,000       995,190
  5.25%, 12/1/14 AA.........   1,000,000     1,047,100
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA.........     500,000       524,075
Lynchburg General Obligation
  5%, 5/1/18 AA.............   1,000,000       991,810

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA.......  $  500,000   $   504,250
Newport News General
Obligation
  5.75%, 1/15/17 AA.........     750,000       792,997
Newport News General
Obligation
  5%, 3/1/18 AA.............     795,000       791,232
Norfolk General Obligation
  5.75%, 6/1/13 AAA.........     500,000       527,585
Norfolk Water Revenue
  5.75%, 11/1/12 AAA........     500,000       535,600
  5.875%, 11/1/15 AAA.......     500,000       533,550
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA........     500,000       533,640
Prince William County Park
Authority Revenue
  6.875%, 10/15/04^ NR......     500,000       554,625
Prince William County Water
and Sewer System Revenue
  5.5%, 7/1/19 AAA..........     500,000       518,765
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA......     500,000       526,635
Richmond General Obligation
  5.125%, 1/15/16 AAA.......     500,000       509,390
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+.........   1,000,000     1,009,480
  5.125%, 1/15/28 AAA.......     500,000       496,110
Upper Occoquan Sewer
Authority Revenue
  5.15%, 7/1/20 AAA.........     500,000       509,895
Virginia Beach General
Obligation
  6.5%, 8/1/01^ AA..........     500,000       516,995
  5%, 8/1/17 AA.............   1,075,000     1,075,237
Virginia Housing Development
Authority Revenue
  5.95%, 7/1/13 AA+.........     500,000       524,640
  5.1%, 7/1/14 AA+..........   1,000,000     1,001,420
  5.75%, 1/1/19 AAA.........   1,000,000     1,024,990
Virginia Port Authority
Revenue
  5.9%, 7/1/16 AA...........     500,000       528,260

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                               December 31, 2000

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA...........  $  320,000   $   343,334
  5%, 8/1/18 AA+............   1,000,000       992,930
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ NR........     240,000       261,746
Virginia State General
Obligation
  5.25%, 6/1/19 AAA.........     750,000       759,202
Winchester, VA General
Obligation
  5.625%, 6/1/18 AA.........     350,000       398,258
                                           -----------
TOTAL INVESTMENTS 97.4%
  (Cost $26,921,799*)...................    28,150,886
OTHER ASSETS LESS LIABILITIES
  2.6%..................................       747,517
                                           -----------
NET ASSETS 100.0%.......................   $28,898,403
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 2,596,866 Shares
  Outstanding)..........................        $11.13
                                           ===========

                                              Value
                                            (Note 1)
                                           -----------
NET ASSETS CONSIST OF:
  Paid-in-Capital.......................   $27,952,016
  Accumulated Net Realized Loss on
    Investments.........................      (282,700)
  Net Unrealized Appreciation of
    Investments.........................     1,229,087
                                           -----------
NET ASSETS..............................   $28,898,403
                                           ===========

---------

  ^  Date represents pre-refunded date.

  *  Same cost is used for Federal income tax purposes.

 NR  Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 2000

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Anne Arundel County Water
and Sewer General Obligation
  6.2%, 8/1/05^ AA+.........  $  725,000   $   792,650
  6%, 7/15/02^ AA+..........     250,000       261,940
  6.3%, 8/1/05^ AA+.........     500,000       548,720
  6.3%, 8/1/05^ AA+.........     725,000       795,644
Anne Arundel County
Pollution Control Revenue
  6%, 4/1/24 A..............   1,230,000     1,253,358
Anne Arundel County Solid
Waste Project General
Obligation
  5.5%, 9/1/15 AA+..........     500,000       516,310
Baltimore City General
Obligation
  5.5%, 10/15/10 AAA........   1,000,000     1,073,030
  5.5%, 10/15/15 AAA........     500,000       542,725
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA............     500,000       566,000
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA.......     500,000       524,440
  5.5%, 6/1/12 AAA..........   1,000,000     1,052,620
Baltimore Port Facility
Revenue
  6.5%, 12/1/10 AA-.........     400,000       420,976
Carroll County General
Obligation
  5.3%, 11/1/15 AA..........     500,000       513,450
  6.5%, 10/1/24 AA..........     225,000       240,505
Frederick County Public
Facilities General
Obligation
  5.25%, 7/1/17 AA..........     300,000       307,413
Frederick County General
Obligation
  6.125%, 12/1/07 AAA.......     500,000       526,310
City of Frederick General
Obligation
  6%, 10/1/11 AAA...........     300,000       322,872
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA...........     840,000       847,442
Howard County Public
Improvement General
Obligation
  6%, 5/15/03^ AAA..........     500,000       520,710
  5.5%, 2/15/04^ AAA........     500,000       523,755
  5.5%, 2/15/19 AAA.........     500,000       516,525
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AAA.........     500,000       528,895

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Laurel Public Improvement
General Obligation
  6.7%, 7/1/01^ AAA.........  $  600,000   $   619,782
Maryland Community
Development Administration
Revenue
  7.375%, 4/1/10 AA2........      45,000        45,555
  7.25%, 4/1/11 AA2.........     200,000       204,674
  7.15%, 4/1/11 AA2.........     405,000       414,902
  5%, 4/1/17 AA2............     500,000       481,650
  5.7%, 9/1/17 AA2..........     400,000       410,124
  7.7%, 5/15/20 AA3.........     250,000       256,525
  7.25%, 4/1/27 AA2.........     385,000       393,593
Maryland General Obligation
  5%, 3/1/12 AAA............   1,000,000     1,034,970
Maryland Health and Higher
Education Facilities
Authority Revenue
  5.7%, 7/1/09 A1...........     500,000       546,755
  5.25%, 7/1/13 AAA.........     500,000       524,170
  6.125%, 7/1/14 AAA........     500,000       531,365
  5.5%, 10/1/16 AAA.........   1,000,000     1,038,240
  6.125%, 7/1/19 AAA........     500,000       527,715
  5%, 7/1/27 AAA............   1,500,000     1,440,645
  6%, 7/1/39 AA.............   1,000,000     1,078,870
Maryland Health and Higher
Education Facilities
Authority Floating Rate Note
  4.85%, 7/1/32+ VMIG1......     100,000       100,000
Maryland Industrial
Development Revenue
  7.125%, 7/1/06 A-.........     145,000       145,377
Maryland Stadium Authority
Sports Revenue
  5.55%, 3/1/13 AAA.........     500,000       523,745
  5.875%, 12/15/13 AAA......   1,000,000     1,060,740
  5.375%, 12/15/15 AA.......     500,000       513,560
Maryland Water Quality
Finance Administration
Revenue
  6%, 9/1/15 AA.............   1,000,000     1,046,230
Montgomery County General
Obligation
  5%, 5/1/17 AAA............     475,000       478,952
  5%, 5/1/19 AAA............     500,000       499,740
Montgomery County Housing
Opportunity Commission
Revenue
  6.7%, 7/1/11 AA2..........     300,000       308,391
  7.375%, 7/1/17 AA2........      25,000        25,131
  6.65%, 7/1/17 AA2.........     155,000       163,613
  7%, 7/1/23 A3.............     250,000       259,728

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)
                               December 31, 2000

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA........  $  250,000   $   261,133
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A2...........     500,000       525,380
  6.3%, 7/1/16 A2...........   1,000,000     1,039,870
Prince Georges County
General Obligation
  5.25%, 3/15/15 AAA........   1,000,000     1,028,880
Prince Georges County
Housing Authority Revenue
  6.35%, 7/20/20 AAA........     700,000       724,108
Prince Georges County
Pollution Control Revenue
  5.75%, 3/15/10 A..........   1,000,000     1,057,470
St Mary's County General
Obligation
  5.85%, 11/1/18 AAA........     500,000       520,835
University of Maryland
System Auxiliary Revenue
  6.375%, 10/1/02^ AA+......     500,000       528,385
  5.6%, 4/1/12 AA+..........   1,000,000     1,052,660
  5.125%, 4/1/15 AA+........     250,000       254,462
  5.6%, 4/1/16 AA+..........   1,000,000     1,039,740


                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Washington, D.C.
Metropolitan Area
Transportation Authority
Revenue
  6%, 7/1/09 AAA............  $  500,000   $   558,180
  6%, 7/1/10 AAA............     275,000       309,177
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA...........     900,000       941,049
  5%, 6/1/23 AA.............   1,000,000       982,810
                                           -----------
TOTAL INVESTMENTS 98.0%
  (Cost $37,069,866*)...................    38,695,171
OTHER ASSETS LESS LIABILITIES
  2.0%..................................       805,042
                                           -----------
NET ASSETS 100.0%.......................   $39,500,213
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 3,612,664 Shares
  Outstanding)..........................        $10.93
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital.......................   $38,046,709
  Accumulated Net Realized Loss on
    Investments.........................      (171,801)
  Net Unrealized Appreciation of
    Investments.........................     1,625,305
                                           -----------
NET ASSETS..............................   $39,500,213
                                           ===========

---------

    ^  Date represents pre-refunded date.

    +  Daily or Weekly Tender Bond

    *  Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 2000

                                                                Money
                                                               Market      Virginia     Maryland
                                                              Portfolio   Portfolio    Portfolio
                                                              ---------   ----------   ----------
INVESTMENT INCOME (Note 1)..................................  $727,703    $1,561,367   $2,239,174
                                                              --------    ----------   ----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................    95,053       174,368      246,035
  Administrative Fee (Note 2)...............................    47,527        83,697      118,096
  Other Fees................................................       248            15           57
                                                              --------    ----------   ----------
    Total Expenses..........................................   142,828       258,080      364,188
                                                              --------    ----------   ----------
NET INVESTMENT INCOME.......................................   584,875     1,303,287    1,874,986
                                                              --------    ----------   ----------
Net Realized Loss on Investment Transactions................        --       (87,782)     (81,803)
Change in Net Unrealized Appreciation/Depreciation of
Investments.................................................        --     1,732,857    1,449,989
                                                              --------    ----------   ----------
NET GAIN ON INVESTMENTS.....................................        --     1,645,075    1,368,186
                                                              --------    ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $584,875    $2,948,362   $3,243,172
                                                              ========    ==========   ==========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          Money Market                 Virginia                  Maryland
                                                           Portfolio                  Portfolio                 Portfolio
                                                   --------------------------  ------------------------  ------------------------
                                                      For the Years Ended        For the Years Ended       For the Years Ended
                                                          December 31,               December 31,              December 31,
                                                       2000          1999         2000         1999         2000         1999
                                                   ------------  ------------  -----------  -----------  -----------  -----------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $    584,875  $    453,517  $ 1,303,287  $ 1,489,110  $ 1,874,986  $ 2,090,612
  Net Realized Loss on Investment Transactions...            --            --      (87,782)    (194,916)     (81,803)     (58,384)
  Change in Net Unrealized Appreciation/
    Depreciation of Investments..................            --            --    1,732,857   (2,538,557)   1,449,989   (2,774,745)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations..............................       584,875       453,517    2,948,362   (1,244,363)   3,243,172     (742,517)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note 1)............      (584,875)     (453,517)  (1,303,287)  (1,489,110)  (1,874,986)  (2,090,612)
  From Net Realized Gain.........................            --            --           --      (48,974)          --           --
                                                   ------------  ------------  -----------  -----------  -----------  -----------
  Total Distributions to Shareholders............      (584,875)     (453,517)  (1,303,287)  (1,538,084)  (1,874,986)  (2,090,612)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............    31,544,231    29,881,644    3,946,162    5,047,389    2,962,793    7,111,506
  Reinvestment of Distributions..................       546,462       428,371    1,080,217    1,320,279    1,582,601    1,797,355
  Cost of Shares Redeemed........................   (29,966,459)  (32,618,355)  (6,698,705)  (9,202,553)  (8,545,852)  (9,770,286)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................     2,124,234    (2,308,340)  (1,672,326)  (2,834,885)  (4,000,458)    (861,425)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........     2,124,234    (2,308,340)     (27,251)  (5,617,332)  (2,632,272)  (3,694,554)

NET ASSETS - Beginning of Year...................    17,474,551    19,782,891   28,925,654   34,542,986   42,132,485   45,827,039
                                                   ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS - End of Year.........................  $ 19,598,785  $ 17,474,551  $28,898,403  $28,925,654  $39,500,213  $42,132,485
                                                   ============  ============  ===========  ===========  ===========  ===========
SHARES
  Sold...........................................    31,544,231    29,881,644      369,393      453,773      277,918      643,043
  Issued in Reinvestment of Distributions........       546,462       428,371      101,257      120,013      148,857      164,735
  Redeemed.......................................   (29,966,459)  (32,618,355)    (631,133)    (840,524)    (806,626)    (894,497)
                                                   ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in Shares..............     2,124,234    (2,308,340)    (160,483)    (266,738)    (379,851)     (86,719)
                                                   ============  ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                                                       For the Years Ended December 31,
                                                          -----------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                          -------      -------      -------      -------      -------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          -------      -------      -------      -------      -------
  Income from Investment Operations:
    Net Investment Income..............................      0.03         0.02         0.03         0.03         0.03
                                                          -------      -------      -------      -------      -------
  Distributions to Shareholders:
    From Net Investment Income.........................     (0.03)       (0.02)       (0.03)       (0.03)       (0.03)
                                                          -------      -------      -------      -------      -------
  Net Increase in Net Asset Value......................      0.00         0.00         0.00         0.00         0.00
                                                          -------      -------      -------      -------      -------
  Net Asset Value - End of Year........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          =======      =======      =======      =======      =======

TOTAL INVESTMENT RETURN................................     3.12%        2.50%        2.73%        2.93%        2.69%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................................     0.75%        0.75%        0.75%        0.75%        0.75%
  Net Investment Income................................     3.07%        2.47%        2.70%        2.89%        2.67%

SUPPLEMENTARY DATA:
  Net Assets at End of Year (in thousands).............   $19,599      $17,475      $19,783      $19,177      $18,890
  Number of Shares Outstanding at End of Year
    (in thousands).....................................    19,599       17,475       19,783       19,177       18,890

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                                        For the Years Ended December 31,
                                                               ---------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                               -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................   $ 10.49   $ 11.42    $ 11.46    $ 11.09    $ 11.31
                                                               -------   -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................      0.50      0.50       0.52       0.52       0.53
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................      0.64     (0.91)      0.12       0.39      (0.22)
                                                               -------   -------    -------    -------    -------
      Total from Investment Operations......................      1.14     (0.41)      0.64       0.91       0.31
                                                               -------   -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................     (0.50)    (0.50)     (0.52)     (0.52)     (0.53)
    From Net Realized Gain..................................        --     (0.02)     (0.16)     (0.02)        --
                                                               -------   -------    -------    -------    -------
      Total Distributions to Shareholders...................     (0.50)    (0.52)     (0.68)     (0.54)     (0.53)
                                                               -------   -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................      0.64     (0.93)     (0.04)      0.37      (0.22)
                                                               -------   -------    -------    -------    -------
  Net Asset Value - End of Year.............................   $ 11.13   $ 10.49    $ 11.42    $ 11.46    $ 11.09
                                                               =======   =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................    11.15%     (3.75)%    5.64%      8.45%      2.91%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................     0.92%     0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................     4.67%     4.51%      4.48%      4.70%      4.84%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................        8%       26%        25%        27%        46%
  Net Assets at End of Year (in thousands)..................   $28,898   $28,926    $34,543    $32,908    $32,355
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................     2,597     2,757      3,024      2,872      2,917

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                                        For the Years Ended December 31,
                                                               ---------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                               -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................   $ 10.55   $ 11.23    $ 11.10    $ 10.79    $ 10.98
                                                               -------   -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................      0.51      0.50       0.51       0.51       0.53
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................      0.38     (0.68)      0.13       0.31      (0.19)
                                                               -------   -------    -------    -------    -------
      Total from Investment Operations......................      0.89     (0.18)      0.64       0.82       0.34
                                                               -------   -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................     (0.51)    (0.50)     (0.51)     (0.51)     (0.53)
                                                               -------   -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................      0.38     (0.68)      0.13       0.31      (0.19)
                                                               -------   -------    -------    -------    -------
  Net Asset Value - End of Year.............................   $ 10.93   $ 10.55    $ 11.23    $ 11.10    $ 10.79
                                                               =======   =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................     8.64%     (1.63)%    5.90%      7.85%      3.21%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................     0.93%     0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................     4.76%     4.59%      4.58%      4.73%      4.92%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................        7%       12%         5%        22%        31%
  Net Assets at End of Year (in thousands)..................   $39,500   $42,132    $45,827    $45,346    $44,410
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................     3,613     3,993      4,079      4,086      4,116

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 2000, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 2000. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund.

For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. At December 31, 2000, Tax-Free Money Market had outstanding borrowings of $158,516.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 2000, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                   Virginia     Maryland
                                                  Portfolio    Portfolio
                                                  ----------   ----------
Purchases.......................................  $2,184,270   $2,661,353
                                                  ==========   ==========
Sales...........................................  $3,971,009   $6,743,298
                                                  ==========   ==========

5. NET UNREALIZED APPRECIATION OF INVESTMENTS

As of December 31, 2000, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,229,087 of which $1,275,851 related to appreciated investments and $46,764 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,625,305 of which $1,693,956 related to appreciated investments and $68,651 related to depreciated investments.

6. CAPITAL LOSS CARRYOVERS

At December 31, 2000, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                     Virginia    Maryland
Expires December 31,                                 Portfolio   Portfolio
--------------------                                 ---------   ---------
2002...............................................  $     --    $ 31,614
2007...............................................   194,916      58,384
2008...............................................    87,782      81,803
                                                     --------    --------
                                                     $282,698    $171,801
                                                     ========    ========

7. SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of the Fund was held on June 1, 2000 (the "Meeting"). The Meeting was held to (1) elect the Board of Trustees of the Fund;
(2) approve a new investment advisory contract which would take effect upon consummation of the Transaction; (3) ratify the selection of independent auditors; and (4) transact such other business as may properly come before the Meeting. At record date, March 17, 2000, 17,196,998, 2,664,448 and 3,745,481 shares were outstanding of which 9,515,239, 1,735,039 and 2,312,058 shares were represented at the Meeting for the Money Market, Virginia and Maryland Portfolios, respectively. Each matter received the required number of affirmative votes for ratification. Below details the votes recorded with respect to the stated matters.

    (1) Election of Board

                                            MONEY
                                           MARKET     VIRGINIA    MARYLAND
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                                          ---------   ---------   ---------
Shares voted for:
  Daniel L. O'Connor....................  9,476,834   1,720,437   2,263,595
  Richard J. Garvey.....................  9,476,834   1,720,437   2,263,595
  Louis T. Donatelli....................  9,476,834   1,720,986   2,265,265
  Bruce R. Ellis........................  9,476,834   1,720,986   2,271,658
  Jeffrey R. Ellis......................  9,476,834   1,695,422   2,274,544
  F. David Fowler.......................  9,476,834   1,720,986   2,274,449
  Patrick F. Noonan.....................  9,476,834   1,720,986   2,272,290
  Michael A. Willner....................  9,476,834   1,720,986   2,271,658
Shares Voted Withheld:
  Daniel L. O'Connor....................     38,405      14,602      48,463
  Richard J. Garvey.....................     38,405      14,602      48,463
  Louis T. Donatelli....................     38,405      14,053      46,793
  Bruce R. Ellis........................     38,405      14,053      40,400
  Jeffrey R. Ellis......................     38,405      39,617      37,514
  F. David Fowler.......................     38,405      14,053      37,609
  Patrick F. Noonan.....................     38,405      14,053      39,768
  Michael A. Willner....................     38,405      14,053      40,400

    (2) New investment advisory contract with Money Management Associates. L.P.

                                            MONEY
                                           MARKET     VIRGINIA    MARYLAND
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                                          ---------   ---------   ---------
Shares voted for........................  9,447,579   1,411,211   2,163,193
Shares voted against....................     63,788      10,441      70,413
Shares abstained........................      3,872     313,387      78,452

    (3) Appointment of Deloitte & Touche LLP as independent auditors

                                            MONEY
                                           MARKET     VIRGINIA    MARYLAND
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                                          ---------   ---------   ---------
Shares voted for........................  9,511,367   1,718,815   2,266,302
Shares voted against....................          0       8,909      37,437
Shares abstained........................      3,872       7,315       8,319

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Fund for Tax-Free Investors, Inc.

We have audited the accompanying statement of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the Fund) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free
Investors, Inc. as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Washington, D.C.
January 22, 2001

                                               RUSHMORE
                                       FUND FOR TAX-FREE INVESTORS


                                        [Photo of Mount Rushmore]

                                         ANNUAL REPORT








                                                      DECEMBER 31, 2000